Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	May 05, 2027
Bank loans	[1]	$ 85,799	$ 100,508
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.90%
Maturities	[1]	May 20, 2028
Bank loans	[1]	$ 660,651	737,059
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	Dec. 31, 2026
Bank loans	[1]		529,762
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.00%
Maturities	[1]	Jan. 02, 2028
Bank loans	[1]	$ 418,270	471,132
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	Dec. 03, 2026
Bank loans	[1]		488,581
Long-term loans [Member]
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 1,164,720	2,327,042
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	3.35%
Maturities	[2]	Aug. 26, 2025
Bank loans	[2]		628,176
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Sep. 30, 2025
Bank loans	[3]		716,120
Bank of Communication [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[4]	3.65%
Maturities	[4]	Sep. 09, 2025
Bank loans	[4]		418,784
Industrial Bank Co., Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.20%
Maturities	[3]	Dec. 11, 2025
Bank loans	[3]		1,116,757
Xiamen Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	3.00%
Maturities	[5]	Jun. 06, 2026
Bank loans	[5]	$ 714,990	697,973
Xiamen Rural Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[6]	3.60%
Maturities	[6]	May 16, 2026
Bank loans	[6]	$ 643,491	628,176
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Feb. 27, 2026
Bank loans	[3]		251,270
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[2]	3.35%
Maturities	[2]	Aug. 18, 2026
Bank loans	[2]	$ 643,491
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Sep. 25, 2026
Bank loans	[3]	$ 244,527
Xiamen International Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	4.50%
Maturities	[3]	Sep. 25, 2026
Bank loans	[3]	$ 733,580
Bank of Communication [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[4]	3.65%
Maturities	[4]	Aug. 21, 2026
Bank loans	[4]	$ 428,994
Industrial Bank Co., Ltd [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[3]	3.50%
Maturities	[3]	Dec. 08, 2026
Bank loans	[3]	$ 1,143,986
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		0.90%
Maturities		Feb. 24, 2026
Bank loans		$ 142,998
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		0.90%
Maturities		Feb. 14, 2026
Bank loans		$ 142,998
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		0.90%
Maturities		Feb. 24, 2026
Bank loans		$ 100,099
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		1.18%
Maturities		Dec. 24, 2025
Bank loans			41,879
ICBC [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate		1.13%
Maturities		Dec. 25, 2025
Bank loans			279,189
Subtotal [Member]
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 4,939,154	4,778,324
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	May 05, 2027
Bank loans	[1]	$ 34,320	33,503
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	Dec. 03, 2026
Bank loans	[1]	$ 641,346	195,432
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.35%
Maturities	[1]	Dec. 31, 2026
Bank loans	[1]	$ 600,592	192,641
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	3.90%
Maturities	[1]	May 20, 2028
Bank loans	[1]	$ 188,757	184,265
Bank of China Ltd. [Member]
Schedule of Short-Term Bank Loans [Line Items]
Annual Interest Rate	[1]	4.00%
Maturities	[1]	Jan. 02, 2028
Bank loans	[1]	$ 128,699	125,635
Current portion of long-term loans [Member]
Schedule of Short-Term Bank Loans [Line Items]
Bank loans		$ 1,593,714	$ 731,476

[1]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture, and further pledged by a property of Guangzhou Shuzhi.
[2]	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.
[3]	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[4]	The loan from Bank of Communications was secured by a credit guarantee.
[5]	The loan was guaranteed by Mr. Zhuoqin Huang.
[6]	The loan from Xiamen Rural Bank was guaranteed by Mr. Zhuoqin Huang and his spouse, and was pledged a property of Yi Caishen.